Annual Total Returns - FidelityStrategicRealReturnFund-ClassK6PRO - FidelityStrategicRealReturnFund-ClassK6PRO - Fidelity Strategic Real Return Fund	Nov. 29, 2022
Bar Chart Table:
Annual Return, Inception Date	Oct. 08, 2019
Fidelity Strategic Real Return Fund - Class K6
Bar Chart Table:
Annual Return 2020	3.94%
Annual Return 2021	16.02%